Fair Value of Financial Instruments	9 Months Ended
Mar. 31, 2023
Fair value measurement [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments

Accounting Policy

Fair Value Hierarchy

Financial instruments recorded at fair value are classified using a hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The three levels of hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 - Inputs for the asset or liability that are not based on observable market data.

The individual fair values attributed to the different components of a financing transaction, notably marketable securities, derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Financial instruments are measured either at fair value or at amortized cost. The table below lists the valuation methods used to determine fair value of each financial instrument.

Fair Value Method
Financial Instruments Measured at Fair Value
Marketable securities	Closing market price of common shares as of the measurement date (Level 1)
Derivatives	Closing market price (Level 1) or Black-Scholes, Binomial, Monte-Carlo & FINCAD valuation model (Level 2 or 3)
Contingent consideration payable	Discounted cash flow model (Level 3)
Derivative liability	Closing market price of warrants (Level 1) or Kynex valuation model (Level 2)
Financial Instruments Measured at Amortized Cost
Cash and cash equivalents, restricted cash, accounts receivable, loans receivable	Carrying amount (approximates fair value due to short-term nature)
Accounts payable and accrued liabilities, other current and long-term liabilities	Carrying amount (approximates fair value due to short-term nature)
Lease receivable, convertible debentures, loans and borrowings, and lease liabilities.	Carrying value discounted at the effective interest rate approximates fair value

The following is a continuity schedule of contingent consideration payable:

	Thrive	Bevo	Other	Total
	$	$	$	$
Balance, June 30, 2021	—	—	250	250
Additions	14,371	—	—	14,371
Unrealized gain (loss) from changes in fair value	—	—	—	—
Payments	—	—	(250)	(250)
Balance, June 30, 2022	14,371	—	—	14,371
Additions	451	2,902	—	3,353
Unrealized gain (loss) from changes in fair value	(4,882)	(355)	—	(5,237)
Payments	—	—	—	—
Balance, March 31, 2023	9,940	2,547	—	12,487

The Company’s contingent consideration payable is measured at fair value based on unobservable inputs and is considered a Level 3 financial instrument. The determination of the fair value of these liabilities is primarily driven by the Company’s expectations of the respective subsidiaries achieving certain milestones. The expected milestones were assigned probabilities and the expected related cash flows were discounted to derive the fair value of the contingent consideration. If the probabilities of achieving the milestones decreased by 10%, the estimated fair value of the contingent consideration would decrease by $1.0 million (June 30, 2022 - $1.4 million). If the discount rates increased or decreased by 5%, the estimated fair value of contingent consideration would increase or decrease by $0.7 million (June 30, 2022 - $1.3 million).
The carrying values of the financial instruments at March 31, 2023 are summarized in the following table:

	Amortized cost	FVTPL	Designated FVTOCI	Total
	$	$	$	$
Financial Assets
Cash and cash equivalents	234,942	—	—	234,942
Restricted cash	65,900	—	—	65,900
Accounts receivable, excluding sales taxes and lease receivable	38,000	—	—	38,000
Derivatives	—	7,249	—	7,249
Loans receivable	—	—	—	—
Lease receivable	8,590	—	—	8,590
Financial Liabilities
Accounts payable and accrued liabilities	75,825	—	—	75,825
Convertible debentures	132,571	—	—	132,571
Contingent consideration payable	—	12,487	—	12,487
Other current liabilities	12,572	—	—	12,572
Lease liabilities	49,217	—	—	49,217
Derivative liability	—	9,634	—	9,634
Loans and borrowings	45,734	—	—	45,734
Other long-term liabilities	48,047	—	—	48,047
.
The following is a summary of financial instruments measured at fair value segregated based on the various levels of inputs:

	Note	Level 1	Level 2	Level 3	Total
		$	$	$	$
As at March 31, 2023
Derivative assets	7(b)	—	7,114	135	7,249
Contingent consideration payable		—	—	12,487	12,487
Derivative liability	16, 19(c)	9,634	—	—	9,634

As at June 30, 2022
Marketable securities	7(a)	1,331	—	—	1,331
Derivative assets	7(b)	—	9,860	16,423	26,283
Contingent consideration payable		—	—	14,371	14,371
Derivative liability	16, 19(c)	37,297	—	—	37,297